Shareholder Report	12 Months Ended
Dec. 31, 2025 USD ($) Holding
Shareholder Report [Line Items]
Document Type	N-CSR
Amendment Flag	false
Registrant Name	T. ROWE PRICE ALL-CAP OPPORTUNITIES FUND, INC.
Entity Central Index Key	0000773485
Entity Investment Company Type	N-1A
Document Period End Date	Dec. 31, 2025
C000005476
Shareholder Report [Line Items]
Fund Name	All-Cap Opportunities Fund
Class Name	Investor Class
Trading Symbol	PRWAX
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find the fund’s prospectus, financial information on Form N‑CSR (which includes required tax information for dividends), holdings, proxy voting information, and other information atwww.troweprice.com/prospectus. You can also request this information without charge by contacting T. Rowe Price at 1‑800‑638‑5660 or info@troweprice.com or contacting your intermediary.
Material Fund Change Notice [Text Block]
Additional Information Phone Number	1‑800‑638‑5660
Additional Information Email	info@troweprice.com
Additional Information Website	www.troweprice.com/prospectus
Expenses [Text Block]

What were the fund costs for the last year? (based on a hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
All-Cap Opportunities Fund - Investor Class	$87	0.80%

Expenses Paid, Amount	$ 87
Expense Ratio, Percent	0.80%
Factors Affecting Performance [Text Block]

What drove fund performance during the past 12 months?

  U.S. equities rose in 2025, with favorable corporate earnings, artificial intelligence tailwinds, and a broadly constructive regulatory environment helping overcome tariff concerns. As the year progressed, the U.S. Federal Reserve resumed short-term interest rate cuts despite continued elevated inflation.

  The following contributed most to the portfolio’s performance during the reporting period, relative to the Russell 3000 Index: an underweight allocation to consumer staples—the worst-performing sector in the benchmark—and stock selection in materials. In materials, positions in Ero Copper and Southern Copper benefited returns as copper prices climbed on supply disruptions during the year.

  The following detracted most from portfolio performance during the reporting period, relative to the benchmark: stock selection in information technology and in communication services. In information technology, our position in Fair Isaac detracted as the company lost its exclusive role in mortgage decisions. In communication services, competitive concerns weighed on shares of T-Mobile US.

  We seek to provide long-term growth of capital by minimizing factor bets and relying on thoughtful stock selection across a wide range of sectors and industries. We utilize a “Four Pillars” investment framework—quality, expectations, better or worse, and valuation—to create a portfolio from the bottom up, spanning all market capitalizations and investment styles.

Performance Past Does Not Indicate Future [Text]	The fund’s past performance is not a good predictor of the fund’s future performance.
Average Annual Return [Table Text Block]

Average Annual Total Returns

	1 Year	5 Years	10 Years
All-Cap Opportunities Fund (Investor Class)	16.33%	12.31%	17.04%
Russell 3000 Index (Regulatory/Strategy Benchmark)	17.15	13.15	14.29

The preceding line graph shows the value of a hypothetical $10,000 investment in the fund over the past 10 fiscal year periods or since inception (for funds lacking 10-year records). The fund’s performance information included in the line graph and table above is compared with a regulatory required index that represents an overall securities market (Regulatory Benchmark). In addition, the line graph and table may also include one or more indexes that more closely aligns to the fund's investment strategy (Strategy Benchmark(s)). The fund's total return figures reflect the reinvestment of dividends and capital gains, if any.Neither the fund’s returns nor the index returns reflect the deduction of taxes that a shareholder would pay on fund distributions or redemptions of fund shares.The fund’s past performance is not a good predictor of the fund’s future performance.Updated performance information can be found at www.troweprice.com.

No Deduction of Taxes [Text Block]	Neither the fund’s returns nor the index returns reflect the deduction of taxes that a shareholder would pay on fund distributions or redemptions of fund shares.
Updated Performance Information Location [Text Block]	Updated performance information can be found at www.troweprice.com.
Distribution of Capital [Text Block]	The fund's total return figures reflect the reinvestment of dividends and capital gains, if any.
AssetsNet	$ 16,749,920,000
Holdings Count | Holding	105
Advisory Fees Paid, Amount	$ 98,861,000
InvestmentCompanyPortfolioTurnover	103.80%
Additional Fund Statistics [Text Block]

What are some fund statistics?

Fund Statistics

Total Net Assets (000s)$16,749,920 Number of Portfolio Holdings105
Holdings [Text Block]

Sector Allocation (as a % of Net Assets)

Information Technology	34.0%
Financials	18.6
Consumer Discretionary	16.6
Communication Services	11.2
Health Care	11.1
Industrials & Business Services	3.5
Real Estate	1.1
Materials	0.9
Consumer Staples	0.8
Other	2.2

Largest Holdings [Text Block]

Top Ten Holdings (as a % of Net Assets)

NVIDIA	7.5%
Apple	7.2
Microsoft	6.3
Alphabet	5.1
Broadcom	3.1
Visa	3.1
Amazon.com	2.9
Sea	2.4
T-Mobile U.S.	2.2
JPMorgan Chase	2.1

Updated Prospectus Web Address	www.troweprice.com/paperless
C000012105
Shareholder Report [Line Items]
Fund Name	All-Cap Opportunities Fund
Class Name	Advisor Class
Trading Symbol	PAWAX
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find the fund’s prospectus, financial information on Form N‑CSR (which includes required tax information for dividends), holdings, proxy voting information, and other information atwww.troweprice.com/prospectus. You can also request this information without charge by contacting T. Rowe Price at 1‑800‑638‑5660 or info@troweprice.com or contacting your intermediary.
Material Fund Change Notice [Text Block]
Additional Information Phone Number	1‑800‑638‑5660
Additional Information Email	info@troweprice.com
Additional Information Website	www.troweprice.com/prospectus
Expenses [Text Block]

What were the fund costs for the last year? (based on a hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
All-Cap Opportunities Fund - Advisor Class	$113	1.05%

Expenses Paid, Amount	$ 113
Expense Ratio, Percent	1.05%
Factors Affecting Performance [Text Block]

What drove fund performance during the past 12 months?

  U.S. equities rose in 2025, with favorable corporate earnings, artificial intelligence tailwinds, and a broadly constructive regulatory environment helping overcome tariff concerns. As the year progressed, the U.S. Federal Reserve resumed short-term interest rate cuts despite continued elevated inflation.

  The following contributed most to the portfolio’s performance during the reporting period, relative to the Russell 3000 Index: an underweight allocation to consumer staples—the worst-performing sector in the benchmark—and stock selection in materials. In materials, positions in Ero Copper and Southern Copper benefited returns as copper prices climbed on supply disruptions during the year.

  The following detracted most from portfolio performance during the reporting period, relative to the benchmark: stock selection in information technology and in communication services. In information technology, our position in Fair Isaac detracted as the company lost its exclusive role in mortgage decisions. In communication services, competitive concerns weighed on shares of T-Mobile US.

  We seek to provide long-term growth of capital by minimizing factor bets and relying on thoughtful stock selection across a wide range of sectors and industries. We utilize a “Four Pillars” investment framework—quality, expectations, better or worse, and valuation—to create a portfolio from the bottom up, spanning all market capitalizations and investment styles.

Performance Past Does Not Indicate Future [Text]	The fund’s past performance is not a good predictor of the fund’s future performance.
Average Annual Return [Table Text Block]

Average Annual Total Returns

	1 Year	5 Years	10 Years
All-Cap Opportunities Fund (Advisor Class)	16.01%	12.02%	16.73%
Russell 3000 Index (Regulatory/Strategy Benchmark)	17.15	13.15	14.29

The preceding line graph shows the value of a hypothetical $10,000 investment in the fund over the past 10 fiscal year periods or since inception (for funds lacking 10-year records). The fund’s performance information included in the line graph and table above is compared with a regulatory required index that represents an overall securities market (Regulatory Benchmark). In addition, the line graph and table may also include one or more indexes that more closely aligns to the fund's investment strategy (Strategy Benchmark(s)). The fund's total return figures reflect the reinvestment of dividends and capital gains, if any.Neither the fund’s returns nor the index returns reflect the deduction of taxes that a shareholder would pay on fund distributions or redemptions of fund shares.The fund’s past performance is not a good predictor of the fund’s future performance.Updated performance information can be found at www.troweprice.com.

No Deduction of Taxes [Text Block]	Neither the fund’s returns nor the index returns reflect the deduction of taxes that a shareholder would pay on fund distributions or redemptions of fund shares.
Updated Performance Information Location [Text Block]	Updated performance information can be found at www.troweprice.com.
Distribution of Capital [Text Block]	The fund's total return figures reflect the reinvestment of dividends and capital gains, if any.
AssetsNet	$ 16,749,920,000
Holdings Count | Holding	105
Advisory Fees Paid, Amount	$ 98,861,000
InvestmentCompanyPortfolioTurnover	103.80%
Additional Fund Statistics [Text Block]

What are some fund statistics?

Fund Statistics

Total Net Assets (000s)$16,749,920 Number of Portfolio Holdings105
Holdings [Text Block]

Sector Allocation (as a % of Net Assets)

Information Technology	34.0%
Financials	18.6
Consumer Discretionary	16.6
Communication Services	11.2
Health Care	11.1
Industrials & Business Services	3.5
Real Estate	1.1
Materials	0.9
Consumer Staples	0.8
Other	2.2

Largest Holdings [Text Block]

Top Ten Holdings (as a % of Net Assets)

NVIDIA	7.5%
Apple	7.2
Microsoft	6.3
Alphabet	5.1
Broadcom	3.1
Visa	3.1
Amazon.com	2.9
Sea	2.4
T-Mobile U.S.	2.2
JPMorgan Chase	2.1

Updated Prospectus Web Address	www.troweprice.com/paperless
C000166319
Shareholder Report [Line Items]
Fund Name	All-Cap Opportunities Fund
Class Name	I Class
Trading Symbol	PNAIX
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find the fund’s prospectus, financial information on Form N‑CSR (which includes required tax information for dividends), holdings, proxy voting information, and other information atwww.troweprice.com/prospectus. You can also request this information without charge by contacting T. Rowe Price at 1‑800‑638‑5660 or info@troweprice.com or contacting your intermediary.
Material Fund Change Notice [Text Block]
Additional Information Phone Number	1‑800‑638‑5660
Additional Information Email	info@troweprice.com
Additional Information Website	www.troweprice.com/prospectus
Expenses [Text Block]

What were the fund costs for the last year? (based on a hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
All-Cap Opportunities Fund - I Class	$71	0.66%

Expenses Paid, Amount	$ 71
Expense Ratio, Percent	0.66%
Factors Affecting Performance [Text Block]

What drove fund performance during the past 12 months?

  U.S. equities rose in 2025, with favorable corporate earnings, artificial intelligence tailwinds, and a broadly constructive regulatory environment helping overcome tariff concerns. As the year progressed, the U.S. Federal Reserve resumed short-term interest rate cuts despite continued elevated inflation.

  The following contributed most to the portfolio’s performance during the reporting period, relative to the Russell 3000 Index: an underweight allocation to consumer staples—the worst-performing sector in the benchmark—and stock selection in materials. In materials, positions in Ero Copper and Southern Copper benefited returns as copper prices climbed on supply disruptions during the year.

  The following detracted most from portfolio performance during the reporting period, relative to the benchmark: stock selection in information technology and in communication services. In information technology, our position in Fair Isaac detracted as the company lost its exclusive role in mortgage decisions. In communication services, competitive concerns weighed on shares of T-Mobile US.

  We seek to provide long-term growth of capital by minimizing factor bets and relying on thoughtful stock selection across a wide range of sectors and industries. We utilize a “Four Pillars” investment framework—quality, expectations, better or worse, and valuation—to create a portfolio from the bottom up, spanning all market capitalizations and investment styles.

Performance Past Does Not Indicate Future [Text]	The fund’s past performance is not a good predictor of the fund’s future performance.
Average Annual Return [Table Text Block]

Average Annual Total Returns

	1 Year	5 Years	10 Years
All-Cap Opportunities Fund (I Class)	16.48%	12.46%	17.20%
Russell 3000 Index (Regulatory/Strategy Benchmark)	17.15	13.15	14.29

The preceding line graph shows the value of a hypothetical $500,000 investment in the fund over the past 10 fiscal year periods or since inception (for funds lacking 10-year records). The fund’s performance information included in the line graph and table above is compared with a regulatory required index that represents an overall securities market (Regulatory Benchmark). In addition, the line graph and table may also include one or more indexes that more closely aligns to the fund's investment strategy (Strategy Benchmark(s)). The fund's total return figures reflect the reinvestment of dividends and capital gains, if any.Neither the fund’s returns nor the index returns reflect the deduction of taxes that a shareholder would pay on fund distributions or redemptions of fund shares.The fund’s past performance is not a good predictor of the fund’s future performance.Updated performance information can be found at www.troweprice.com.

No Deduction of Taxes [Text Block]	Neither the fund’s returns nor the index returns reflect the deduction of taxes that a shareholder would pay on fund distributions or redemptions of fund shares.
Updated Performance Information Location [Text Block]	Updated performance information can be found at www.troweprice.com.
Distribution of Capital [Text Block]	The fund's total return figures reflect the reinvestment of dividends and capital gains, if any.
AssetsNet	$ 16,749,920,000
Holdings Count | Holding	105
Advisory Fees Paid, Amount	$ 98,861,000
InvestmentCompanyPortfolioTurnover	103.80%
Additional Fund Statistics [Text Block]

What are some fund statistics?

Fund Statistics

Total Net Assets (000s)$16,749,920 Number of Portfolio Holdings105
Holdings [Text Block]

Sector Allocation (as a % of Net Assets)

Information Technology	34.0%
Financials	18.6
Consumer Discretionary	16.6
Communication Services	11.2
Health Care	11.1
Industrials & Business Services	3.5
Real Estate	1.1
Materials	0.9
Consumer Staples	0.8
Other	2.2

Largest Holdings [Text Block]

Top Ten Holdings (as a % of Net Assets)

NVIDIA	7.5%
Apple	7.2
Microsoft	6.3
Alphabet	5.1
Broadcom	3.1
Visa	3.1
Amazon.com	2.9
Sea	2.4
T-Mobile U.S.	2.2
JPMorgan Chase	2.1

Updated Prospectus Web Address	www.troweprice.com/paperless
C000256316
Shareholder Report [Line Items]
Fund Name	All-Cap Opportunities Fund
Class Name	Z Class
Trading Symbol	PNZAX
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find the fund’s prospectus, financial information on Form N‑CSR (which includes required tax information for dividends), holdings, proxy voting information, and other information atwww.troweprice.com/prospectus. You can also request this information without charge by contacting T. Rowe Price at 1‑800‑638‑5660 or info@troweprice.com or contacting your intermediary.
Material Fund Change Notice [Text Block]
Additional Information Phone Number	1‑800‑638‑5660
Additional Information Email	info@troweprice.com
Additional Information Website	www.troweprice.com/prospectus
Expenses [Text Block]

What were the fund costs for the last year? (based on a hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
All-Cap Opportunities Fund - Z Class	$0	0.00%

Expenses Paid, Amount	$ 0
Expense Ratio, Percent	0.00%
Factors Affecting Performance [Text Block]

What drove fund performance during the past 12 months?

  U.S. equities rose in 2025, with favorable corporate earnings, artificial intelligence tailwinds, and a broadly constructive regulatory environment helping overcome tariff concerns. As the year progressed, the U.S. Federal Reserve resumed short-term interest rate cuts despite continued elevated inflation.

  The following contributed most to the portfolio’s performance during the reporting period, relative to the Russell 3000 Index: an underweight allocation to consumer staples—the worst-performing sector in the benchmark—and stock selection in materials. In materials, positions in Ero Copper and Southern Copper benefited returns as copper prices climbed on supply disruptions during the year.

  The following detracted most from portfolio performance during the reporting period, relative to the benchmark: stock selection in information technology and in communication services. In information technology, our position in Fair Isaac detracted as the company lost its exclusive role in mortgage decisions. In communication services, competitive concerns weighed on shares of T-Mobile US.

  We seek to provide long-term growth of capital by minimizing factor bets and relying on thoughtful stock selection across a wide range of sectors and industries. We utilize a “Four Pillars” investment framework—quality, expectations, better or worse, and valuation—to create a portfolio from the bottom up, spanning all market capitalizations and investment styles.

Performance Past Does Not Indicate Future [Text]	The fund’s past performance is not a good predictor of the fund’s future performance.
Average Annual Return [Table Text Block]

Average Annual Total Returns

Since Inception 1/13/25
All-Cap Opportunities Fund (Z Class)	17.69%
Russell 3000 Index (Regulatory/Strategy Benchmark)	17.89

The preceding line graph shows the value of a hypothetical $10,000 investment in the fund over the past 10 fiscal year periods or since inception (for funds lacking 10-year records). The fund’s performance information included in the line graph and table above is compared with a regulatory required index that represents an overall securities market (Regulatory Benchmark). In addition, the line graph and table may also include one or more indexes that more closely aligns to the fund's investment strategy (Strategy Benchmark(s)). The fund's total return figures reflect the reinvestment of dividends and capital gains, if any.Neither the fund’s returns nor the index returns reflect the deduction of taxes that a shareholder would pay on fund distributions or redemptions of fund shares.The fund’s past performance is not a good predictor of the fund’s future performance.Updated performance information can be found at www.troweprice.com.

Performance Inception Date	Jan. 13, 2025
No Deduction of Taxes [Text Block]	Neither the fund’s returns nor the index returns reflect the deduction of taxes that a shareholder would pay on fund distributions or redemptions of fund shares.
Updated Performance Information Location [Text Block]	Updated performance information can be found at www.troweprice.com.
Distribution of Capital [Text Block]	The fund's total return figures reflect the reinvestment of dividends and capital gains, if any.
AssetsNet	$ 16,749,920,000
Holdings Count | Holding	105
Advisory Fees Paid, Amount	$ 98,861,000
InvestmentCompanyPortfolioTurnover	103.80%
Additional Fund Statistics [Text Block]

What are some fund statistics?

Fund Statistics

Total Net Assets (000s)$16,749,920 Number of Portfolio Holdings105
Holdings [Text Block]

Sector Allocation (as a % of Net Assets)

Information Technology	34.0%
Financials	18.6
Consumer Discretionary	16.6
Communication Services	11.2
Health Care	11.1
Industrials & Business Services	3.5
Real Estate	1.1
Materials	0.9
Consumer Staples	0.8
Other	2.2

Largest Holdings [Text Block]

Top Ten Holdings (as a % of Net Assets)

NVIDIA	7.5%
Apple	7.2
Microsoft	6.3
Alphabet	5.1
Broadcom	3.1
Visa	3.1
Amazon.com	2.9
Sea	2.4
T-Mobile U.S.	2.2
JPMorgan Chase	2.1

Updated Prospectus Web Address	www.troweprice.com/paperless